Label	Element	Value
Risk Return Abstract	rr_RiskReturnAbstract
Registrant Name	dei_EntityRegistrantName	Federated Hermes Total Return Government Bond Fund
Prospectus Date	rr_ProspectusDate	Apr. 30, 2025
Document Creation Date	dei_DocumentCreationDate	Apr. 25, 2025